Acquisition of Heidmar (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2019	Jun. 07, 2019	Jun. 30, 2019	Aug. 29, 2017	Dec. 31, 2018
Investment in Subsidiaries	$ 0		$ 0		$ 34,000
Business Acquisition, Transaction Costs	536		$ 536
SPII Holdings Inc. | Private Placement
Number of shares issued				12,000,000
Heidmar Holdings LLC
Ownership interest				49.00%
Heidmar Holdings LLC | Private Placement | Shipping Pool Investors Inc.
Ownership percentage				49.00%
Shipping Pool Investors Inc. | Private Placement | Dryships Inc.
Ownership percentage				100.00%
Heidmar Inc.
Ownership interest		49.80%
Consideration paid		$ 16,825
Heidmar Inc.
Investment in Subsidiaries		$ 34,000
Percentage of outstanding share capital acquired			100.00%
Revenue	2,549
Income	$ 14